9. Commitments and Contingencies (Detail Narratives) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Detail Narratives
Unfunded Commitments	$ 588	$ 296